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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                   FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:   811-07674
                                      ------------------------------------------

                       TRANSAMERICA PARTNERS FUNDS GROUP
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               (Exact name of registrant as specified in charter)

      570 Carillon Parkway, St. Petersburg, Florida                 33716
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              (Address of principal executive offices)           (Zip code)

      Dennis P. Gallagher, P.O. Box 9012, Clearwater, Florida  33758-9771
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:    (727) 299-1800

Date of fiscal year end:   December 31
                         -------------------------------------------------------

Date of reporting period:  July 1, 2008 - June 30, 2009
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07674
Reporting Period: 07/01/2008 - 06/30/2009
Transamerica Partners Funds Group




Transamerica Partners Funds Group

Transamerica Partners Growth
Transamerica Partners Balanced
Transamerica Partners Core Bond
Transamerica Partners Large Growth
Transamerica Partners Large Core
Transamerica Partners High Quality Bond
Transamerica Partners High Yield Bond
Transamerica Partners Inflation-Protected Securities
Transamerica Partners International Equity
Transamerica Partners Mid Growth
Transamerica Partners Mid Value
Transamerica Partners Money Market
Transamerica Partners Small Growth
Transamerica Partners Small Value
Transamerica Partners Small Core
Transamerica Partners Total Return Bond
Transamerica Partners Large Value
Transamerica Partners Value

Each of the above funds is fully invested in a corresponding series of Transamerica Partners Portfolios ("TPP"). To view each underlying portfolio's voting record for the reporting period, please refer to the Form N-PX filed August 28, 2009 for Transamerica Partners Portfolios, Investment Company Act # 811-08272 (CIK # 0000917153).

Transamerica Institutional Asset Allocation - Short Horizon
Transamerica Institutional Asset Allocation - Short/Intermediate Horizon Transamerica Institutional Asset Allocation - Intermediate Horizon Transamerica Institutional Asset Allocation - Intermediate/Long Horizon Transamerica Institutional Asset Allocation - Long Horizon

Each of the above funds is fully invested in a corresponding series of Transamerica Partners Funds Group II ("TPFGII"). To view each underlying portfolio's voting record for the reporting period, please refer to the Form N-PX filed August 28, 2009 for TPFGII, Investment Company Act #811-07495 (CIK #0001004784).

Transamerica Partners Stock Index

Transamerica Partners Stock Index is fully invested in a corresponding series of Master Investment Portfolio ("MIP"). To view the voting record of MIP for the reporting period, please refer to the Form N-PX filed August 27, 2009 for MIP, Investment Company Act #811-08162 (CIK # 000915092).


========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



                                           TRANSAMERICA PARTNERS FUNDS GROUP
                                           -------------------------------------
                                                 (Registrant)


                                           By: /s/ John K. Carter
                                               ---------------------------------
                                           John K. Carter
                                           President and Chief Executive Officer

                                           Date:      August 28, 2009
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